Derivative Financial Instruments (Tables)	12 Months Ended
Mar. 02, 2013
Summary of Notional Amounts and Fair Values of Financial Instruments Outstanding

The notional amounts and fair values of financial instruments outstanding were as follows:

	As at March 2, 2013
	Notional	Estimated
Assets (Liabilities)	Amount	Fair Value

Currency forward contracts - asset	$2,356	$57
Currency option contracts - asset	309	2
Currency forward contracts - liability	1,332	(24)
Currency option contracts - liability	426	(11)

	As at March 3, 2012
Assets (Liabilities)	Notional Amount	Estimated Fair Value

Currency forward contracts - asset	$1,608	$55
Currency option contracts - asset	608	17
Currency forward contracts - liability	2,155	(34)
Currency option contracts - liability	480	(1)

Fair Values of Derivative Instruments Designated as Cash Flow Hedges on Consolidated Balance Sheets

The following table shows the fair values of derivative instruments designated as cash flow hedges on the consolidated balance sheets:

	As at
	March 2, 2013		March 3, 2012
	Balance Sheet		Balance Sheet
	Classification	Fair Value	Classification	Fair Value
Currency forward contracts - asset	Other current assets	$13	Other current assets	$42
Currency option contracts - asset	Other current assets	2	Other current assets	17
Currency forward contracts - liability	Accrued liabilities	10	Accrued liabilities	6
Currency option contracts - liability	Accrued liabilities	10	Accrued liabilities	1

Impact of Derivative Instruments Designated as Cash Flow Hedges on Consolidated Statements of Operations and Consolidated Statements of Comprehensive Income

The following table shows the impact of derivative instruments designated as cash flow hedges on the consolidated statements of operations and the consolidated statements of comprehensive income for the year ended March 2, 2013:

	Amount of Gain (Loss) Recognized in OCI on Derivative Instruments (Effective Portion)	Location of Gain (Loss) Reclassified from Accumulated OCI into Income (Effective Portion)	Amount of Gain (Loss) Reclassified from Accumulated OCI into Income (Effective Portion)
Currency forward contracts	$7	Revenue	$52
Currency option contracts	(10)	Revenue	(5)
Currency forward contracts	(1)	Cost of sales	5
Currency option contracts	—	Cost of sales	—
Currency forward contracts	(2)	Selling, marketing and administration	5
Currency option contracts	—	Selling, marketing and administration	—
Currency forward contracts	(1)	Research and development	11
Currency option contracts	(1)	Research and development	(1)

	Amount of Gain (Loss)		Amount of Gain (Loss)
	Recognized in Income on	Location of Gain (Loss) Reclassified	Reclassified from Accumulated
	Derivative Instruments (Ineffective Portion)	from Accumulated OCI into Income (Ineffective Portion)	OCI into Income (Ineffective Portion)
Currency forward contracts	$—	Selling, marketing and administration	$8

The following table shows the impact of derivative instruments designated as cash flow hedges on the consolidated statement of operations for the year ended March 3, 2012:

	Amount of Gain (Loss)		Amount of Gain (Loss)
	Recognized in OCI on	Location of Gain (Loss) Reclassified	Reclassified from Accumulated
	Derivative Instruments	from Accumulated OCI into Income	OCI into Income
	(Effective Portion)	(Effective Portion)	(Effective Portion)
Currency forward contracts	$16	Revenue	$(83)
Currency option contracts	8	Revenue	(3)
Currency forward contracts	5	Cost of sales	11
Currency option contracts	1	Cost of sales	—
Currency forward contracts	6	Selling, marketing and administration	12
Currency option contracts	2	Selling, marketing and administration	—
Currency forward contracts	10	Research and development	15
Currency option contracts	3	Research and development	—

	Amount of Gain (Loss)		Amount of Gain (Loss)
	Recognized in Income on	Location of Gain (Loss) Reclassified	Reclassified from Accumulated
	Derivative Instruments (Ineffective Portion)	from Accumulated OCI into Income (Ineffective Portion)	OCI into Income (Ineffective Portion)
Currency forward contracts	$—	Selling, marketing and administration	$(2)

Fair Values of Derivative Instruments that are Not Subject to Hedge Accounting in Consolidated Balance Sheets

The following table shows the fair values of derivative instruments that are not subject to hedge accounting on the consolidated balance sheets:

	As at
	March 2, 2013		March 3, 2012
	Balance Sheet		Balance Sheet
	Classification	Fair Value	Classification	Fair Value
Currency forward contracts - asset	Other current assets	$44	Other current assets	$13
Currency option contracts - asset	Other current assets	—	Other current assets	—
Currency forward contracts - liability	Accrued liabilities	14	Accrued liabilities	28
Currency option contracts - liability	Accrued liabilities	1	Accrued liabilities	—

Impact of Derivative Instruments that are Not Subject to Hedge Accounting on Consolidated Statement of Operation

The following table shows the impact of derivative instruments that are not subject to hedge accounting on the consolidated statement of operations for the year ended March 2, 2013:

	Location of Gain (Loss) Recognized in	Amount of Gain (Loss) in Income on
	Income on Derivative Instruments	Derivative Instruments
Currency forward contracts	Selling, marketing and administration	$38
Currency option contracts	Selling, marketing and administration	8

The following table shows the impact of derivative instruments that are not subject to hedge accounting on the consolidated statement of operations for the year ended March 3, 2012:

	Location of Gain (Loss) Recognized in	Amount of Gain (Loss) in Income on
	Income on Derivative Instruments	Derivative Instruments
Currency forward contracts	Selling, marketing and administration	$(74)
Currency option contracts	Selling, marketing and administration	4